American Century Municipal Trust

PROSPECTUS SUPPLEMENT

FLORIDA MUNICIPAL BOND FUND * ARIZONA MUNICIPAL BOND FUND
(A CLASS/B CLASS/C CLASS)

Supplement dated August 1, 2004 * Prospectuses dated February 27, 2004

THE FOLLOWING REPLACES THE FIRST FOOTNOTE TO THE Annual Fund Operating Expenses
CHART ON PAGE 6.

    (1)  BASED ON ASSETS DURING A FUND'S MOST RECENT FISCAL YEAR. THE FUNDS HAVE
         STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS MANAGEMENT FEE RATES
         GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER The Investment Advisor ON PAGE
14.

    For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as each fund (the "Category Fee") and (ii) the assets of all funds in the American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

THE FOLLOWING REPLACES THE Complex Fee Schedule ON PAGE 14.

    COMPLEX FEE SCHEDULE (A, B AND C CLASS)
    ---------------------------------------
    COMPLEX ASSETS         FEE RATE
    ---------------------------------------
    First $2.5 billion     0.3100%
    ---------------------------------------
    Next $7.5 billion      0.3000%
    ---------------------------------------
    Next $15 billion       0.2985%
    ---------------------------------------
    Next $25 billion       0.2970%
    ---------------------------------------
    Next $25 billion       0.2870%
    ---------------------------------------
    Next $25 billion       0.2800%
    ---------------------------------------
    Next $25 billion       0.2700%
    ---------------------------------------
    Next $25 billion       0.2650%
    ---------------------------------------
    Next $25 billion       0.2600%
    ---------------------------------------
    Next $25 billion       0.2550%
    ---------------------------------------
    Thereafter             0.2500%
    ---------------------------------------

THE FOLLOWING REPLACES THE SECTION Service, Distribution and Administrative Fees
ON PAGE 26.

    SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

    Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A
    Class and 1.00% for B and C Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors.
    Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
    Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the Statement of Additional
    Information.

    Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
    Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

SH-SPL-39175   0408

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND
(A CLASS/B CLASS/C CLASS)

Supplement dated August 1, 2004 * Prospectus dated October 1, 2003

At a Special Meeting held on November 21, 2003, C Class shareholders of the
High-Yield Municipal Fund approved a proposal to increase the 12b-1 fee for the
C Class to 1.00% effective January 2, 2004.

THE FOLLOWING REPLACES THE Annual Fund Operating Expenses CHART ON PAGE 5.  THE
C CLASS INFORMATION HAS BEEN RESTATED TO REFLECT THE CHANGE IN THE DISTRIBUTION
AND SERVICE (12B-1) FEE.

       ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                              MANAGEMENT  DISTRIBUTION AND         OTHER        TOTAL ANNUAL FUND
                              FEE (1)     SERVICE (12B-1) FEES(2)  EXPENSES(3)  OPERATING EXPENSES
       -------------------------------------------------------------------------------------------
       High-Yield Municipal
           A Class            0.63%       0.25%                    0.01%        0.89%
       -------------------------------------------------------------------------------------------
           B Class            0.63%       1.00%                    0.01%        1.64%
       -------------------------------------------------------------------------------------------
           C Class            0.63%       1.00%(4)                 0.01%        1.64%
       -------------------------------------------------------------------------------------------

    (1) BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS
        A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
        GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

    (2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES THROUGH
        BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
        INTERMEDIARIES. A PORTION OF THE FEE IS USED TO COMPENSATE SUCH
        FINANCIAL INTERMEDIARIES FOR ONGOING RECORDKEEPING AND ADMINISTRATIVE
        SERVICES THAT WOULD OTHERWISE BE PERFORMED BY AN AFFILIATE OF THE
        ADVISOR, AND A PORTION IS USED TO COMPENSATE THEM FOR DISTRIBUTION AND
        OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE Service and
        Distribution Fees, PAGE 23.

    (3) OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
        TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

    (4) THE 12B-1 FEE WILL INCREASE TO 1.00% ON JANUARY 2, 2004.

THE FOLLOWING REPLACES THE C CLASS INFORMATION FOR THE FUND IN THE Example CHART
ON PAGE 6.

                               1 YEAR     3 YEARS    5 YEARS      10 YEARS
       -----------------------------------------------------------------------
       High-Yield Municipal
           C Class             $166       $514       $886         $1,929
       -----------------------------------------------------------------------

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER The Investment Advisor ON PAGE
11.

  For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as each the fund (the "Category Fee") and (ii) the assets of all funds in the
  American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

THE FOLLOWING REPLACES THE Complex Fee Schedule (A, B and C Class) ON PAGE 11.

    COMPLEX FEE SCHEDULE (A, B AND C CLASS)
    ---------------------------------------
    COMPLEX ASSETS         FEE RATE
    ---------------------------------------
    First $2.5 billion     0.3100%
    ---------------------------------------
    Next $7.5 billion      0.3000%
    ---------------------------------------
    Next $15 billion       0.2985%
    ---------------------------------------
    Next $25 billion       0.2970%
    ---------------------------------------
    Next $25 billion       0.2870%
    ---------------------------------------
    Next $25 billion       0.2800%
    ---------------------------------------
    Next $25 billion       0.2700%
    ---------------------------------------
    Next $25 billion       0.2650%
    ---------------------------------------
    Next $25 billion       0.2600%
    ---------------------------------------
    Next $25 billion       0.2550%
    ---------------------------------------
    Thereafter             0.2500%
    ---------------------------------------

THE FOLLOWING REPLACES THE THIRD SENTENCE IN THE SECTION Service and
Distribution Fees ON PAGE 23.

  The plans provide for annual fees of 0.25% for A Class; 1.00% for B Class; and
  1.00% for C Class to the distributor.

SH-SPL-39174   0408

American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

FLORIDA MUNICIPAL MONEY MARKET FUND * FLORIDA MUNICIPAL BOND FUND
ARIZONA MUNICIPAL BOND FUND * TAX-FREE MONEY MARKET FUND
TAX-FREE BOND FUND * HIGH-YIELD MUNICIPAL FUND

Supplement dated August 1, 2004 * Statement of Additional Information dated February 27, 2004

Effective April 23, 2004, the Florida Municipal Money Market Fund was liquidated and is no longer available for purchases.

THE FOLLOWING REPLACES THE SECOND AND THIRD PARAGRAPHS UNDER Investment Advisor
ON PAGE 36.

    For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other
    Account Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the "Investment Category
    Assets." The Investment Category Fee Rate is then calculated by applying a fund's Investment Category Fee Schedule to the Investment Category Assets
    and dividing the result by the Investment Category Assets.

    Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the Complex Fee Rate is calculated based on the resulting total. The
    Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.

    For purposes of determining the assets that comprise the Fund Category
    Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

    The schedules by which the unified management fee is determined are shown below.

THE FOLLOWING REPLACES THE Complex Fee Schedule ON PAGE 37.

    COMPLEX FEE SCHEDULE
    ----------------------------
    COMPLEX ASSETS      FEE RATE
    ----------------------------
    First $2.5 billion  0.3100%
    ----------------------------
    Next $7.5 billion   0.3000%
    ----------------------------
    Next $15 billion    0.2985%
    ----------------------------
    Next $25 billion    0.2970%
    ----------------------------
    Next $25 billion    0.2870%
    ----------------------------
    Next $25 billion    0.2800%
    ----------------------------
    Next $25 billion    0.2700%
    ----------------------------
    Next $25 billion    0.2650%
    ----------------------------
    Next $25 billion    0.2600%
    ----------------------------
    Next $25 billion    0.2550%
    ----------------------------
    Thereafter          0.2500%
    ----------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH IMMEDIATELY FOLLOWING THE Complex
Fee Schedule ON PAGE 37.

    On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month.
    The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

SH-SPL-39164   0408